Huber Small Cap Value Fund
Schedule of Investments
July 31, 2026 (Unaudited)

COMMON STOCKS - 96.5%	Shares	Value
Asset Management - 0.6%
Virtus Investment Partners, Inc.	4,081	$ 650,307

Automotive - 0.1%
Goodyear Tire & Rubber Co. (a)	20,000	139,000

Banking - 20.0%
C&F Financial Corp.	39,394	3,253,550
Carter Bankshares, Inc.	134,813	4,661,833
First Citizens BancShares, Inc. - Class A	683	1,493,482
First Horizon Corp.	131,679	3,376,250
First United Corp.	78,008	3,443,273
Northrim BanCorp, Inc.	136,208	3,610,874
Old National Bancorp	26,029	693,413
		20,532,675

Banks - 2.0%
First Northwest Bancorp (a)	49,199	563,820
NewtekOne, Inc.	35,001	519,065
SOUTHSTATE BANK CORP	9,241	971,137
		2,054,022

Biotech & Pharmaceuticals - 2.6%
Cipher Pharmaceuticals, Inc. (a)	224,700	2,697,650

Chemicals - 1.8%
Huntsman Corp.	101,400	989,664
Innospec, Inc.	9,440	811,651
		1,801,315

Commercial Support Services - 0.9%
H&R Block, Inc.	20,100	885,003

Consumer Services - 5.0%
Upbound Group, Inc.	263,394	5,107,210

Entertainment - 4.6%
Lionsgate Studios Corp. (a)	211,106	2,803,488
Starz Entertainment Corp. (a)	74,609	1,941,326
		4,744,814

Food - 3.4%
Herbalife Ltd. (a)	284,400	3,532,248

Health Care Facilities & Services - 1.4%
Tenet Healthcare Corp. (a)	5,801	1,477,979

Healthcare-Products - 0.9%
Utah Medical Products, Inc.	12,989	915,984

Insurance - 3.6%
CNO Financial Group, Inc.	67,244		3,704,472

Internet - 1.6%
F5 Networks, Inc. (a)	4,000		1,610,280

Internet Media & Services - 1.3%
Lyft, Inc. - Class A (a)	83,200		1,319,552

Leisure Facilities & Services - 1.6%
Boston Pizza Royalties Income Fund	101,654		1,613,440

Oil & Gas Producers - 11.5%
Golar LNG Ltd.	181,238		8,907,848
Gulfport Energy Corp. (a)	800		129,096
W&T Offshore, Inc.	776,700		2,788,353
			11,825,297

Oil & Gas Services & Equipment - 5.2%
TETRA Technologies, Inc. (a)	690,298		5,315,295

Packaging & Containers - 4.1%
O-I Glass, Inc. (a)	587,650		4,201,698

Software - 5.8%
Weave Communications, Inc. (a)	905,747		5,923,585

Specialty Finance - 7.6%
Enova International, Inc. (a)	30,702		7,802,606

Technology Services - 7.4%
KBR, Inc.	156,875		5,743,194
Science Applications International Corp.	16,110		1,886,964
			7,630,158

Transportation Equipment - 3.5%
Commercial Vehicle Group, Inc. (a)	794,752		3,600,227
TOTAL COMMON STOCKS (Cost $44,297,728)			99,084,817

REAL ESTATE INVESTMENT TRUSTS - 1.1%	Shares		Value
REITS - 1.1%
Granite Real Estate Investment Trust	16,937		1,162,399
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $521,812)			1,162,399

SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 3.1%	Shares		Value
First American Government Obligations Fund - Class X, 3.58% (b)	3,233,747		3,233,747
TOTAL MONEY MARKET FUNDS (Cost $3,233,747)			3,233,747

TOTAL INVESTMENTS - 100.7% (Cost $48,053,287)			103,480,963
Liabilities in Excess of Other Assets - (0.7)%		(0.00723)	(742,951)
TOTAL NET ASSETS - 100.0%			$ 102,738,012

Percentages are stated as a percent of net assets.

REIT - Real Estate Investment Trust

(a)	Non-income producing security.
(b)	The rate shown represents the 7-day annualized yield as of July 31, 2026.

Summary of Fair Value Disclosure as of July 31, 2026 (Unaudited)

Huber Small Cap Value Fund has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.
The following is a summary of the fair valuation hierarchy of the Fund’s securities as of July 31, 2026:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$ 99,084,817	$ –	$ –	$ 99,084,817
Real Estate Investment Trusts	1,162,399	–	–	1,162,399
Money Market Funds	3,233,747	–	–	3,233,747
Total Investments	$ 103,480,963	$ –	$ –	$ 103,480,963